Offerings	Dec. 09, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share (Secondary Offering)
Amount Registered | shares	4,723,397
Proposed Maximum Offering Price per Unit	8.17
Maximum Aggregate Offering Price	$ 38,590,153.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,329.31
Offering Note	Pursuant to Rule 416(a) promulgated under the U.S. Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. On May 12, 2025, the Registrant effected a 1-for-50 reverse stock split of its common stock (the “Reverse Stock Split”). As a result, each 50 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.

Consists of: (i) 240,440 shares of common stock issued pursuant to that certain Securities Purchase Agreement, dated August 30, 2024; (ii) 3,447,957 shares of common stock issued pursuant to that certain Amendment to the Securities Purchase Agreement, dated as of October 21, 2025; (iii) 120,000 shares of common stock issued in consideration of prior board service to certain of the Registrant’s non-executive directors; (iv) 120,000 shares of common stock issued in consideration of prior service to certain of the Registrant’s non-executive employees; (v) 450,000 shares of common stock issued pursuant to an “earn-out” provision in the Merger Agreement, dated February 2, 2024, following the approval by the board of directors of the Registrant to deem the earn-out conditions satisfied; and (vi) 345,000 shares of common stock issued pursuant to the Lead Investor Agreement, dated as of October 22, 2025.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant's common stock as reported on the Nasdaq Capital Market on December 8, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share (Secondary Offering)
Amount Registered | shares	2,421,201
Proposed Maximum Offering Price per Unit	17.50
Maximum Aggregate Offering Price	$ 42,371,017.50
Amount of Registration Fee	$ 6,487.00
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends, or similar transactions. On May 12, 2025, the Registrant effected the Reverse Stock Split. As a result, each 50 shares of common stock issued and outstanding immediately prior to the Reverse Stock Split were converted into one share of common stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, as amended, based on the average of the high and low reported trading prices of the Registrant’s Common Stock as reported on the Nasdaq Global Market on September 19, 2024, after giving effect to the Reverse Stock Split.